Significant accounting policies (Tables)	12 Months Ended
Oct. 31, 2021
List Of Accounting Policies [Abstract]
Summary of Principal Subsidiaries and their Geographic Location	The Company’s principal subsidiaries and their geographic location as at October 31, 2021 was as follows:

Company	Location	Ownership interest
Li-Cycle U.S. Holdings Inc.	Delaware, U.S.	100%
Li-Cycle Inc.	Delaware, U.S.	100%
Li-Cycle North America Hub, Inc.	Delaware, U.S.	100%
Li-Cycle Americas Corp.	Ontario, Canada	100%
Li-Cycle Corp.	Ontario, Canada	100%
Li-Cycle Europe AG	Switzerland	100%
Li-Cycle APAC PTE LTD.	Singapore	100%

Summary of plant and equipment	The estimated useful lives are as follows:

Computers	3 years
Vehicles	5 years
Plant equipment	5 years
Storage containers	10 years
Leasehold improvements	Shorter of term of lease or estimated useful life

	Plant equipment	Storage containers	Vehicles	Leasehold improvements	Total
	$	$	$	$	$
Cost
At October 31, 2019	1,043,231	53,610	90,707	58,848	1,246,396
Additions	3,519,013	13,914	68,243	1,506,493	5,107,663
Disposals	(150,690)	—	—	—	(150,690)
Foreign Exchange on Translation	23,320	95	(1,346)	11,860	33,929
At October 31, 2020	4,434,874	67,619	157,604	1,577,201	6,237,298
Additions	17,674,983		62,017	4,642,255	22,379,255
Disposals	—		(40,323)		(40,323)
At October 31, 2021	22,109,857	67,619	179,298	6,219,456	28,576,230
Accumulated depreciation
At October 31, 2019	(170,691)	(1,397)	(2,187)	(11,329)	(185,604)
Depreciation	(350,173)	(5,977)	(22,408)	(115,958)	(494,516)
Disposals	43,744	—	—	—	43,744
Foreign Exchange on Translation	2,462	(36)	(232)	(536)	1,658
At October 31, 2020	(474,658)	(7,410)	(24,827)	(127,823)	(634,718)
Depreciation	(1,083,687)	(6,762)	(34,545)	(437,113)	(1,562,107)
Disposals	—	—	10,058	—	10,058
At October 31, 2021	(1,558,345)	(14,172)	(49,314)	(564,936)	(2,186,767)
Carrying amounts					—
At October 31, 2019	872,540	52,213	88,520	47,519	1,060,792
At October 31, 2020	3,960,216	60,209	132,777	1,449,378	5,602,580
At October 31, 2021	20,551,512	53,447	129,984	5,654,520	26,389,463

Schedule of Classification and Measurement Basis of the Company’s Financial Instruments	The classification and measurement basis of the Company’s financial instruments are as follows:

Financial Instrument	Measurement
Cash and cash equivalents	Amortized cost
Trade accounts receivables	FVTPL
Other accounts receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Restricted share units	FVTPL
Warrants	FVTPL
Loans payable	Amortized cost
Lease liabilities	Amortized cost
Convertible debt	Amortized cost
Conversion feature of convertible debt	FVTPL

Summary of general and administrative expenses

	2020	2019
	$	$
Office and administrative	316,401	355,361
Travel and entertainment	160,332	137,943
	476,733	493,304